Finance income and costs, net	6 Months Ended
Jun. 30, 2018
Finance income and costs, net [Abstract]
Finance income and costs, net
24.	Finance income and costs, net

	Six months ended June 30,
	2018	2017
Finance expenses
Monetary variation and interest on loans	(65,046)	(123,064)
Discounts granted	(4,953)	(10,029)
Interest for late payment to suppliers	(1,213)	(3,067)
Interest for late payment of taxes	(29,375)	(170,161)
Other finance expenses	(38,893)	(17,831)
Total finance expenses	(139,480)	(324,152)

Finance income
Interest income	5,402	2,924
Gains on investments	937	1,022
Other financial income	241	23
Interest financial report IFRS 15	3,854	-
Inflation adjustments - taxes recoverable (a)	572	1,801
Interest for late payment of taxes reversal (b)	56,029	-
Total finance income	67,035	5,770

Total finance expenses, net	(72,445)	(318,382)

(a)	Inflation adjustments related to income and social contribution tax losses and withheld social security (INSS).
(b)	Includes the reversal of some tax penalties and interests due to the adoption of the tax amnesty programs.